Investments in Affiliated Companies (Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method) (Detail) - Equity Method Investee - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Accounts receivable, trade	¥ 9,740	¥ 8,350
Accounts payable, trade	2,044	1,887
Capital lease obligations	21,025	50,001
Sales	33,569	29,393	¥ 23,647
Purchases	2,259	1,498	1,533
Lease payments	¥ 32,291	¥ 36,642	¥ 38,919